LOANS RECEIVABLE (DETAILS) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 month	Dec. 31, 2011
LOANS RECEIVABLE
Maximum terms of entrusted and mortgage credit loans (in months)	12
Minimum terms of entrusted and mortgage credit loans (in months)	2
Average loan-to-value ratio	50.00%
Loans receivable, net	35,229	37,511